Quarterly Report
July 31, 2021
MFS®  Lifetime®  2060 Fund
ML6-Q1

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	135,871	$1,581,543
MFS Total Return Bond Fund - Class R6	137,978	1,582,603
		$3,164,146
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	40,437	$631,216
MFS Blended Research International Equity Fund - Class R6	512,844	6,954,157
MFS Emerging Markets Equity Fund - Class R6	15,603	631,157
MFS International Growth Fund - Class R6	48,041	2,213,733
MFS International Intrinsic Value Fund - Class R6	39,833	2,218,321
MFS International New Discovery Fund - Class R6	62,724	2,529,040
MFS Research International Fund - Class R6	105,584	2,530,843
		$17,708,467
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	483,034	$3,159,040
MFS Global Real Estate Fund - Class R6	147,906	3,163,717
		$6,322,757
U.S. Stock Funds – 57.0%
MFS Blended Research Core Equity Fund - Class R6	87,212	$3,157,938
MFS Blended Research Growth Equity Fund - Class R6	156,619	3,473,806
MFS Blended Research Mid Cap Equity Fund - Class R6	399,697	6,347,187
MFS Blended Research Small Cap Equity Fund - Class R6	89,863	1,581,586
MFS Blended Research Value Equity Fund - Class R6	211,412	3,477,737
MFS Growth Fund - Class R6	18,299	3,470,189
MFS Mid Cap Growth Fund - Class R6	95,241	3,172,503
MFS Mid Cap Value Fund - Class R6	100,974	3,175,628
MFS New Discovery Fund - Class R6	17,032	791,485
MFS New Discovery Value Fund - Class R6	37,906	796,027
MFS Research Fund - Class R6	52,554	3,159,538
MFS Value Fund - Class R6	66,559	3,479,697
		$36,083,321
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.03% (v)	34,238	$34,238
Total Investment Companies		$63,312,929

Other Assets, Less Liabilities – (0.0)%		(14,109)
Net Assets – 100.0%		$63,298,820
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $63,312,929.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$63,312,929	$—	$—	$63,312,929
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$2,396,121	$1,039,262	$434,209	$13,971	$142,793	$3,157,938
MFS Blended Research Emerging Markets Equity Fund	597,580	120,661	68,411	(1,658)	(16,956)	631,216
MFS Blended Research Growth Equity Fund	3,589,899	138,156	565,847	64,629	246,969	3,473,806
MFS Blended Research International Equity Fund	6,575,704	1,067,469	787,828	(11,829)	110,641	6,954,157
MFS Blended Research Mid Cap Equity Fund	5,981,319	946,164	812,909	10,270	222,343	6,347,187
MFS Blended Research Small Cap Equity Fund	1,494,537	287,590	206,724	(2,695)	8,878	1,581,586
MFS Blended Research Value Equity Fund	3,607,069	336,290	562,451	13,998	82,831	3,477,737
MFS Commodity Strategy Fund	3,033,544	375,188	472,802	24,636	198,474	3,159,040
MFS Emerging Markets Equity Fund	597,102	125,576	62,530	(3,100)	(25,891)	631,157
MFS Global Real Estate Fund	3,000,739	327,693	433,326	23,202	245,409	3,163,717
MFS Growth Fund	3,589,678	165,173	570,200	63,373	222,165	3,470,189
MFS Inflation-Adjusted Bond Fund	1,502,428	246,310	214,008	2,052	44,761	1,581,543
MFS Institutional Money Market Portfolio	34,567	628,668	628,997	—	—	34,238
MFS International Growth Fund	2,090,153	302,380	258,284	(56)	79,540	2,213,733
MFS International Intrinsic Value Fund	2,089,537	267,088	264,460	4,147	122,009	2,218,321
MFS International New Discovery Fund	2,390,193	354,295	297,173	1,514	80,211	2,529,040
MFS Mid Cap Growth Fund	2,988,481	437,293	462,280	23,012	185,997	3,172,503
MFS Mid Cap Value Fund	3,003,275	567,664	409,461	(5,773)	19,923	3,175,628
MFS New Discovery Fund	747,433	128,374	105,508	742	20,444	791,485
MFS New Discovery Value Fund	748,973	141,887	105,247	(2,331)	12,745	796,027
MFS Research Fund	2,400,760	1,006,708	431,843	15,567	168,346	3,159,538
MFS Research International Fund	2,390,698	341,911	290,388	(337)	88,959	2,530,843
MFS Total Return Bond Fund	1,504,776	253,036	204,369	(2,250)	31,410	1,582,603
MFS Value Fund	3,607,674	305,009	549,869	15,927	100,956	3,479,697
	$59,962,240	$9,909,845	$9,199,124	$247,011	$2,392,957	$63,312,929
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	14,577
MFS Inflation-Adjusted Bond Fund	15,317	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3	$—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	4,623	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	9,095	—
MFS Value Fund	14,903	—
	$43,941	$14,577
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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